Leases - Schedule of Lease, Cost (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Leases - Schedule of Lease, Cost (Details) [Line Items]
Operating lease cost	$ 852
Other information
Weighted average remaining lease term (years)	3 years 3 months 18 days	3 years 9 months 10 days	4 years 3 months 18 days
Weighted average discount rate	9.96%	7.00%	7.00%
Selling, General and Administrative Expenses [Member]
Leases - Schedule of Lease, Cost (Details) [Line Items]
Operating lease cost		$ 680	$ 1,388